Income Taxes -Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Property, plant and equipment		$ 896
Intangible assets		4,520
Share issue costs	$ 16,779	1,880
Financial obligations and other	1,726	18,699
Convertible notes		594
Non-capital losses	54,472	30,074
Unrecognized deductible temporary differences	$ 72,977	$ 56,663